STATEMENT OF CASH FLOWS (Details) - Schedule of statement of consolidated cash flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of statement of consolidated cash flow [Abstract]
Increases (payments)		$ (31,803)
Recoveries		8,157
Total cash flows		$ (23,646)